ACQUISITIONS AND DIVESTITURES - 2023 Acquisition - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Revenue		$ 868,263	$ 1,919,349	$ 1,007,561
TANOS
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid	$ 262,329
Transaction costs	936
Revenue	$ 45,589